COMMITMENTS AND CONTINGENT LIABILITIES (Purchase obligation) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
2015	$ 27,062	[1]
2016 and thereafter
Total	$ 27,062

[1]	Consists of purchase obligations to certain suppliers.